Property, Plant and Equipment, Intangible Assets and Goodwill - Summary of Intangible Assets (Excluding Goodwill) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 15,139,819	R$ 15,248,060
Concession rights [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	8,129,822	8,128,992
Concession rights [member] | A L L Malha Norte [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 7,009,997	7,119,068
Right of way and operating license [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	3.70%
Intangible assets other than goodwill	R$ 199,673	211,268
Trademarks [member] | Comma [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	36,969	37,877
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 418,642	428,244
Customer-related intangible assets [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	20.00%
Intangible assets other than goodwill	R$ 161,786	149,890
Customer-related intangible assets [member] | Moove cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	6.00%
Intangible assets other than goodwill	R$ 256,856	278,354
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	20.00%
Intangible assets other than goodwill	R$ 81,669	79,118
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	15,938,682	16,089,301
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	143,579	163,852
Other [member] | Mobil [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 61,910	R$ 84,734